Statement of Stockholders' Deficit (USD $)	Total	COMMON STOCK	Additional paid-in capital	Accumulated deficit
Beginning Balance at Apr. 30, 2012	$ (41,846)	$ 180	$ 59,888	$ (101,914)
Beginning Balance, shares at Apr. 30, 2012		1,796,875
Capital Contribution	13,970		13,970
Net Loss	(19,538)			(19,538)
Ending Balance at Apr. 30, 2013	(47,414)	180	73,858	(121,452)
Beginning Balance, shares at Apr. 30, 2013		1,796,875
Capital Contribution	47,414		47,414
Net assets contributed from entity under common control	174,837		174,837
Net Loss	(193,969)			(193,969)
Ending Balance at Apr. 30, 2014	$ (19,132)	$ 180	$ 296,109	$ (315,421)
Ending Balance, shares at Apr. 30, 2014		1,796,875